MATERIALS AND SUPPLIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)
MATERIALS AND SUPPLIES [abstract]
Raw materials	¥ 160,048			¥ 185,639
Reusable rail-line track materials	75,415			76,017
Accessories	59,261			67,493
Retailing consumables	1,493			1,578
Materials and supplies	¥ 296,217	$ 43,083		¥ 330,727

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .